Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock	Additional Paid-In Capital	Shares to be issued Common Shares	Retained Earnings / Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2016	34,574,706
Beginning balance, value at Dec. 31, 2016	$ 34,575	$ 1,371,618	$ 0	$ (1,352,433)	$ 53,760
Issuance of convertible note		500,000			500,000
Net loss				(626,361)	(626,361)
Ending balance, shares at Dec. 31, 2017	34,574,706
Ending balance, value at Dec. 31, 2017	$ 34,575	1,871,618	0	(1,978,794)	(72,601)
Net loss				(203,833)	(203,833)
Ending balance, shares at Mar. 31, 2018	34,574,706
Ending balance, value at Mar. 31, 2018	$ 34,575	1,871,618	0	(2,182,627)	(276,434)
Beginning balance, shares at Dec. 31, 2017	34,574,706
Beginning balance, value at Dec. 31, 2017	$ 34,575	1,871,618	0	(1,978,794)	(72,601)
Debt conversion, shares	313,686
Debt conversion, value	$ 313	548,638			548,951
Shares issued at price per share, shares	5,755,927
Shares issued at price per share, value	$ 5,756	10,067,116			10,072,872
Shares issued for compensation, shares	262,691
Shares issued for compensation, value	$ 263	469,114	72,000		541,377
Net loss				(2,024,664)	(2,024,664)
Ending balance, shares at Dec. 31, 2018	40,907,010
Ending balance, value at Dec. 31, 2018	$ 40,907	12,956,486	72,000	(4,003,458)	9,065,935
Shares issued for compensation, shares	13,445
Shares issued for compensation, value	$ 13	96,496	(96,509)
Shares issued for compensation			36,000		36,000
Common stock issued for acquisition, shares	39,286
Common stock issued for acquisition, value	$ 39	290,677			290,716
Net loss				(447,283)	(447,283)
Ending balance, shares at Mar. 31, 2019	40,959,741
Ending balance, value at Mar. 31, 2019	$ 40,959	$ 13,343,659	$ 11,491	$ (4,450,741)	$ 8,945,368